Derivative financial instruments	12 Months Ended
Mar. 31, 2020
Derivative financial instruments
22. Derivative financial instruments
The MHFG Group enters into derivative financial instruments in response to the diverse needs of customers, to manage the risk related to the assets and liabilities of the MHFG Group, as part of its asset and liability management, and for proprietary trading purposes. The MHFG Group is exposed primarily to market risk associated with interest rate, commodity, foreign currency, and equity products. Market risk arises from changes in market prices or indices, interest rates and foreign exchange rates that may result in an adverse change in the market value of the financial instrument or an increase in its funding costs. Exposure to market risk is managed by imposing position limits and monitoring procedures and by initiating hedging transactions. In addition to market risk, the MHFG Group is exposed to credit risk associated with counterparty default or nonperformance in respect of transactions. Counterparty credit risk arises when a counterparty fails to perform according to the terms and conditions of the contract and the value of the underlying collateral held, if applicable, is not sufficient to recover resulting losses. The exposure to counterparty credit risk is measured by the fair value of all derivatives and its potential exposure at the balance sheet dates. The exposure to counterparty credit risk is managed by entering into legally enforceable master netting agreements to mitigate the overall counterparty credit risk, requiring underlying collateral and guarantees based on an individual credit analysis of each obligor and evaluating the credit features of each instrument. In addition, credit approvals, limits and monitoring procedures are also imposed.
Notional and fair value amounts of derivative instruments
The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2019 and 2020. The fair values of derivatives are presented on a gross basis
;
 derivative receivables and payables are not offset. In addition, they are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2019	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,052,267	—	5,786	—	5,610
Foreign exchange contracts	166,383	—	1,959	—	1,758
Equity-related contracts	5,181	—	125	—	142
Credit-related contracts	2,939	—	18	—	17
Other contracts	438	—	16	—	14

Total	1,227,208	—	7,904	—	7,541

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2020	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,123,546	—	7,232	—	6,788
Foreign exchange contracts	185,359	—	2,926	—	2,899
Equity-related contracts	6,684	—	310	—	266
Credit-related contracts	4,676	—	30	—	29
Other contracts	400	—	38	—	39

Total	1,320,665	—	10,536	—	10,021

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.

(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

The MHFG Group provided and/or accepted cash collateral for derivative transactions under master netting agreements. The cash collateral, which was not offset against derivative positions, was included in Other assets and Other liabilities, respectively, of which the amounts were ¥856 billion and ¥589 billion at March 31, 2019, and ¥1,246 billion and ¥846 billion at March 31, 2020, respectively.
Hedging activities
In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, and how effectiveness is to be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. The MHFG Group’s hedging activities include fair value and net investment hedges.
Fair value hedges
The MHFG Group primarily uses forward contracts to modify exposure to changes in the fair value of Equity securities. The Group adopted ASU
No.2016-01
on April 1, 2018. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. Therefore, after the adoption of the ASU, these forward contracts are not eligible to be hedging instruments. See Note 2 “Issued accounting pronouncements” for further details.
Before the adoption of the ASU, for qualifying fair value hedges, all changes in the fair value of the derivative and the corresponding hedged item relating to the risk being hedged were recognized in earnings in Investment gains (losses)—net. The change in fair value of the portion of the hedging instruments excluded from the assessment of hedge effectiveness was recorded in Trading account gains (losses)—net. No ineffectiveness existed because the MHFG Group chose to exclude changes in the differences between the spot and the forward prices from the effectiveness test. If the hedge relationship was terminated, the fair value adjustment to the hedged item continued to be reported as part of the basis of the item. The fair value adjustment was recognized in earnings upon the sale of the hedged item.
The following table summarizes gains and losses information related to fair value hedges for the fiscal year ended March 31, 2018:

	Gains (losses) recorded in income
2018	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	(23,832)	19,631	—	(4,201)

Total	(23,832)	19,631	—	(4,201)

Net investment hedges
The MHFG Group uses forward foreign exchange contracts and foreign currency-denominated debt instruments to protect the value of net investments in non-Japanese
subsidiaries from foreign currency exposure. Under net investment hedges, both derivatives and nonderivative financial instruments qualify as hedging instruments. The foreign currency-denominated debt instruments qualifying as hedging instruments include deposits and long-term debt, of which the carrying amounts of the portion designated as net investment hedges are included within the respective items in the consolidated balance sheets as well as relevant accompanying notes. For net investment hedges, the entire change in the fair value of a hedging derivative instrument or nonderivative hedging financial instrument is recorded in Foreign currency translation adjustments within Accumulated other comprehensive income, provided that the hedging instrument is designated as a hedge of the net investment.
The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2018, 2019 and 2020:

	Gains (losses) recorded in other comprehensive income (“OCI”)
	2018	2019	2020

	(in millions of yen)
Financial instruments hedging foreign exchange risk	60	7,512	418

Total	60	7,512	418

Note:	Related to the net investment hedges, gains (losses) of ¥186 million and ¥(1,336) million were reclassified from Accumulated other comprehensive income to earnings for the fiscal years ended March 31, 2019 and 2020, respectively. No amount related to the net investment hedges was reclassified from Accumulated other comprehensive income to earnings for the fiscal year ended March 31, 2018.

Derivative instruments not designated or qualifying as hedges
The MHFG Group enters into the following derivative transactions that do not qualify for hedge accounting with a view to implementing risk management strategies: (1) interest-rate swap transactions for the purpose of economically managing the interest-rate risks in deposits, loans etc., (2) currency swap transactions for the purpose of economically managing the foreign exchange risk of these assets, and (3) credit derivatives for the purpose of economically managing the credit risk in loans, residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLO”) and other similar assets. Such derivatives are accounted for as trading positions. The changes in fair value of these instruments are primarily recorded in Trading account gains (losses)—net, even though they are used to mitigate or transform the risk of exposures arising from banking activities. The net gains (losses) resulting from changes in the fair value of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure, related to its corporate loan portfolio, is recorded in Other noninterest income (expenses).
The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2018, 2019 and 2020:

	Gains (losses) recorded in income
	2018	2019	2020
	(in millions of yen)
Interest rate contracts	(63,260)	127,242	388,289
Foreign exchange contracts	61,046	6,748	(111,920)
Equity-related contracts (1)	(94,607)	37,875	217,744
Credit-related contracts (2)	(2,830)	(467)	8,046
Other contracts	6,330	(1,455)	(21,143)

Total	(93,321)	169,943	481,016

Notes:
(1)	The net gains (losses) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.

(2)	Amounts include the net gains (losses) of ¥(754
)
 million, ¥(736
)
million and ¥2,838 million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2018, 2019 and 2020, respectively.

Credit derivatives
A credit derivative is a bilateral contract between a seller and a buyer of protection against the credit risk of a particular entity. Credit derivatives generally require that the seller of credit protection make payments to the buyer upon the occurrence of predefined credit events, which include bankruptcy, dissolution or insolvency of the referenced entity. The MHFG Group either purchases or writes protection on either a single name or a portfolio of reference credits. The Group enters into credit derivatives to help mitigate credit risk in its corporate loan portfolio and other cash positions, to take proprietary trading positions, and to facilitate client transactions.
The notional amount of credit derivatives represents the maximum potential amount of future payments the seller could be required to make. If the predefined credit event occurs, the seller will generally have a right to collect on the underlying reference credit and the related cash flows, while being liable for the full notional amount of credit protection to the buyer. The Group manages credit risk associated with written protection by purchasing protection with identical or similar underlying reference credits, which substantially offsets its exposure. Thus, the notional amount is not necessarily a reliable indicator of the Group’s actual loss exposure.
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2019 and 2020:

	2019		2020
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	1,266	12	1,400	(5)
Non-investment grade	199	3	416	—

Total	1,465	15	1,816	(5)

Credit protection purchased	1,628	(14)	3,028	6

Note:	The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB
-
, while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2019 and 2020:

	Maximum payout/Notional amount
	2019	2020
	(in billions of yen)
One year or less	326	270
After one year through five years	1,057	1,368
After five years	82	178

Total	1,465	1,816

Note:	The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Credit-related contingent features
Certain of the MHFG Group’s derivative instruments contain provisions that require the Group’s debt to maintain an investment grade credit rating from the major credit rating agencies. If the Group’s debt credit rating were to fall below investment grade, the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments which are in net liability positions for the Group.
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2019 and 2020:

	2019	2020
	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	511	888
Collateral provided to counterparties in the normal course of business	489	818
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	22	70